Functional and presentation currency and hyperinflationary accounting	12 Months Ended
Dec. 31, 2019
Functional And Presentation Currency [Abstract]
Functional and Presentation Currency
3.	Functional and presentation currency and hyperinflationary accounting

3.1.	Functional and presentation currency
The Argentine Peso is the functional and presentation currency of the Bank and its subsidiaries. All amounts are stated in thousands of Argentine pesos, unless otherwise stated.

3.2.	Hyperinflationary Accounting
IAS 29 Financial Reporting in Hyperinflationary Economies requires an entity whose functional currency is the currency of a hyperinflationary economy, to state the assets, liabilities, income and expenses in terms of the measuring unit current at the end of reporting period.
An economy is considered to be a hyperinflationary economy when, among other criteria, it has cumulative inflation of approximately 100% or more over a
3-year
period.

The Bank’s management took into account the increase in the levels of inflation suffered by the Argentine economy in the first months of 2018 and applied the parameters established by IAS 29 and determined that the Argentine economy should be considered as hyperinflationary. Consequently, IAS 29 has been applied to financial information prepared as from July 1, 2018.
Additionally, the Bank’s management agreed with the basis for conclusions and consequently followed the guidance issued by Argentine accounting standards setters by which the “general price index” for IAS 29 purposes is determined considering the Wholesale price index (WPI) through December 31, 2016 and the Consumer price index (CPI) beginning on January 1, 2017 and onwards. These indexes are published by the National Institute of Statistics and Census (INDEC).
The general price index increased 53.83%, 47.65% and 24.80% during 2019, 2018 and 2017, respectively.
Under IAS 29 assets and liabilities not already expressed in terms of the measuring unit current at the end of the reporting period are adjusted by applying a general price index. The adjusted amount of a non-monetary
item is reduced, in accordance with IFRS-IASB, when it exceeds its recoverable amount. The impact of implementation of IAS 29 at the beginning of the first period of application is recognized in equity. All items in the statement of comprehensive income are expressed in terms of the measuring unit current at the end of the reporting period. The gain or loss on the net monetary position is included in the Consolidated Statement of profit or loss.
Since the Group prepares its financial information based on a historical cost approach, it has applied IAS 29 to the comparative periods as follows:

•
Restated the Consolidated statement of profit or loss, the Consolidated statement of comprehensive income, the Consolidated statement of changes in equity and Consolidated statements of cash flow for the year ended December 31, 2018 and 2017, including the calculation and separate disclosure of the gain or loss on the net monetary position.

•	Restated the Consolidated statement of financial position as of December 31, 2018.
In order to apply IAS 29 to the Consolidated statement of financial position, the Group has applied the following methodology and criteria:

•	Non-monetary items have been restated by applying the general price index. The restated amounts have been reduced to their recoverable value by applying the pertinent IFRS, if necessary.

•	Monetary items have not been restated.

•	Assets and liabilities linked by agreement to changes in prices, such as index linked bonds and loans, have been measured in accordance with the pertinent agreement.

•	The measurement of Investments accounted for under the equity method, have been determined based on financial information of the associates and joint ventures prepared in accordance with IAS 29.

•	Deferred income tax assets and liabilities have been recalculated based on the restated amounts.
In order to apply IAS 29 to the Consolidated statement of profit or loss, the Consolidated statement of comprehensive income and the Consolidated statement of cash flows, the Group has applied the following methodology and criteria:

•
All items in the Consolidated statement of profit or loss, Consolidated statement of comprehensive income and Consolidated statement of cash flows have been expressed in terms of the measuring unit current at December 31, 2019.

•	The gain or loss on the net monetary position is included in the Consolidated statement of profit or loss.

•
The gain or loss generated by cash and cash equivalents is presented in the Consolidated statement of cash flows separately from cash flows from operating, investing and financing activities as a specific item in the reconciliation between cash and cash equivalents at the beginning and at the end of the period.